Property, plant and equipment (Schedule of Exploration Wells Movement and Balances) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at year-end	$ 614,665	$ 567,788	$ 557,170
Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at year-end	78,614	48,036	59,992
Exploration Wells [Member] | Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	11,016	23,082
Acquisitions	3,129
Write-offs	(7,947)	(12,941)
Transfers	(7,058)	(17,365)
Property, plant and equipment at year-end	$ 3,129	$ 3,989	$ 11,213